Statement of cash flows, indirect method (Statement) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Statement of cash flows [Line Items]
Cash flows from (used in) operating activities	€ (27,098)		€ (7,503)
Profit (loss)	5,255		4,144
Adjustments to reconcile profit (loss)	7,623		5,868
Adjustments for depreciation and amortisation expense	759		676
Other adjustments to reconcile profit (loss)	6,864		5,192
Net increase decrease in operating assets from operating activities	(29,193)		(58,259)
Adjustments for decrease (increase) in financial assets held for trading	15,918		(28,423)
Net increase decrease in non trading financial assets mandatorily at fair value through profit or loss	(2,246)		(487)
Net increase decrease in other financial assets designated at fair value through profit or loss	126		(91)
Net increase decrease in financial assets at fair value through other comprehensive income	(985)		1,619
Net increase decrease in financial assets at amortized cost	(41,110)		(29,117)
Adjustments for decrease (increase) in other assets	(895)		(1,760)
Net increase decrease in operating liabilities from operating activities	8,350		(43,235)
Adjustments for increase (decrease) in financial liabilities held for trading	(27,368)		29,643
Increase decrease in other financial liabilities designated at fair value through profit or loss operating activities	(1,980)		(1,199)
Increase decrease in financial liabilities at amortized cost	16,132		12,640
Adjustments for increase (decrease) in other liabilities	905		(247)
Income taxes paid (refund), classified as operating activities	(2,433)		(2,490)
Cash flows from (used in) investing activities	(728)		(630)
Outflows of cash from investing activities	(903)		(778)
Purchase of property, plant and equipment, classified as investing activities	(559)		(464)
Purchase of intangible assets, classified as investing activities	(330)		(310)
Other cash payments to acquire interests in joint ventures, classified as investing activities	(1)		(5)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	(14)		0
Investment non current assets classified as held for sale and associated liabilites	0		0
Investment other settlements related to investing activities	0		0
Inflows of cash from investing activities	175		148
Proceeds from sales of property, plant and equipment	7		4
Proceeds from sales of intangible assets	0		0
Other cash receipts from sales of interests in joint ventures	21		31
Cash flows from losing control of subsidiaries or other businesses	6		6
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	142		106
Proceeds From Other Collections Related To Investing Activities	0		0
Cash flows from (used in) financing activities	(2,023)		(289)
Investments in Financing Activities	(6,063)		(3,425)
Dividends paid, classified as financing activities	(2,245)		(1,857)
Repayments of subordinated liabilities	(1,949)		(249)
Treasury stock amortization from financing activities	37		32
Treasury stock acquisitions from financing activities	1,295		891
Other Outflows Of Cash Classified As Financing Activities	(537)		(397)
Disinvestments In Financing Activities	4,040		3,136
Proceeds from issue of subordinated liabilities	3,584		2,659
Proceeds from issuing shares	0		0
Proceeds From Treasury Stock Disposal	456		478
Other Inflows Of Cash Classified As Financing Activities	0		0
Effect of exchange rate changes on cash and cash equivalents	(513)		524
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(30,362)		(7,898)
Cash and cash equivalents at beginning of period	75,416		79,756
Cash and cash equivalents	45,055		71,858
Components of cash and cash equivalents at the end of the period [Line Items]
Cash	6,714		6,951
Cash and bank balances at central banks	29,205	[1]	58,888
Other financial assets	9,135		6,019
Bank overdrafts	0		0
Cash and cash equivalents	€ 45,055		€ 71,858

[1]	(1) The variation is mainly due to the evolution of the balances held in the Bank of Spain.